12. FINANCIAL ASSETS AND LIABILITIES (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables Details 3Abstract
Allowance for the impairment of other receivables, beginning	$ 256	$ 372	$ 655
Allowance for impairment	248	55	97
Decreases	0	(25)	(24)
Increase for subsidiaries acquisition	0	0	154
(Gain) loss on net monetary position	(115)	15	(153)
Reversal of unused amounts	(54)	(161)	(357)
Allowance for the impairment of other receivables, ending	$ 296	$ 256	$ 372